UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS

INTERNATIONAL ALL CAP OPPORTUNITY FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason Global Currents International All Cap Opportunity Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 93.0%
Australia - 2.7%
450,187	Foster’s Group Ltd. (a)	$2,116,213
1,254,019	Telstra Corp., Ltd. (a)	3,710,460

	Total Australia	5,826,673

Belgium - 0.0%
72,800	Anheuser-Busch InBev NV (a)*	504

Brazil - 0.9%
241,100	Cia Brasileira de Meios de Pagamento	1,917,042

Canada - 6.5%
63,600	5N Plus Inc. *	300,674
45,600	Agrium Inc.	2,567,294
73,300	Barrick Gold Corp.	2,552,306
87,000	BCE Inc.	2,237,306
50,100	Canadian Natural Resources Ltd.	3,201,016
123,900	Newalta Corp.	1,082,182
252,100	Viterra Inc. *	2,249,123

	Total Canada	14,189,901

Cayman Islands - 1.3%
2,716,000	Foxconn International Holdings Ltd. (a)*	2,850,637

China - 1.0%
5,192,000	Shanghai Electric Group Co., Ltd., Class H Shares (a)	2,266,217

Denmark - 0.6%
19,081	Danisco A/S (a)	1,324,513

France - 5.7%
220,566	AXA (a)	4,568,386
117,400	France Telecom SA (a)	2,702,676
76,800	Publicis Groupe SA (a)	3,135,571
4	Total SA (a)	233
64,800	Veolia Environnement (a)	2,126,375

	Total France	12,533,241

Germany - 9.8%
40,000	BASF SE (a)	2,270,813
47,000	DaimlerChrysler AG, Registered Shares (a)	2,168,557
49,597	Deutsche Bank AG, Registered Shares (a)	3,023,220
70,400	MTU Aero Engines Holding AG (a)	3,664,154
121,200	Rhoen-Klinikum AG (a)	2,986,747
24,000	RWE AG (a)	2,129,569
46,900	Siemens AG, Registered Shares (a)	4,207,730
41,600	Symrise AG (a)	925,662

	Total Germany	21,376,452

Hong Kong - 1.0%
184,000	Cheung Kong Holdings Ltd. (a)	2,167,071

Ireland - 1.1%
505,647	C&C Group PLC (a)	2,053,519
167,100	Greencore Group PLC (a)	313,157

	Total Ireland	2,366,676

Israel - 1.5%
33,515	RADVision Ltd. *	203,436
55,300	Teva Pharmaceutical Industries Ltd., ADR	3,136,616

	Total Israel	3,340,052

Japan - 26.3%
138,800	Advantest Corp. (a)	3,426,040

See Notes to Schedule of Investments.

Legg Mason Global Currents International All Cap Opportunity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Japan - 26.3% (continued)
223,500	Aeon Co., Ltd. (a)	$2,225,765
208,100	Aeon Credit Service Co., Ltd. (a)	2,150,450
429,421	Aioi Insurance Co. Ltd. (a)	2,042,051
107,600	Asatsu-DK Inc. (a)	2,211,023
59,722	Astellas Pharma Inc. (a)	2,198,843
71,700	Denso Corp. (a)	2,100,767
147,500	Hosiden Corp. (a)	1,753,895
71,900	ITOCHU Techno-Solutions Corp. (a)	2,175,807
785	Japan Tobacco Inc. (a)	2,826,934
82,600	Murata Manufacturing Co., Ltd. (a)	4,534,142
433,900	Nomura Holdings Inc. (a)	3,243,295
587,276	NSK Ltd. (a)	4,234,429
461	Osaka Securities Exchange Co., Ltd. (a)	2,558,625
170,000	Ricoh Co., Ltd. (a)	2,418,782
31,600	Seikagaku Corp. (a)	325,411
228,000	Sekisui House Ltd. (a)	2,159,620
105,000	Seven & I Holdings Co., Ltd. (a)	2,294,628
136,400	Sumitomo Mitsui Financial Group Inc. (a)	4,402,132
51,100	Takeda Pharmaceutical Co., Ltd. (a)	2,243,694
77,200	Toyota Motor Corp. (a)	2,956,965
44,150	Yamada Denki Co., Ltd. (a)	2,821,800

	Total Japan	57,305,098

Jersey - 1.8%
418,200	Experian PLC (a)	3,983,705

Mexico - 1.4%
154,400	Grupo Televisa SA, ADR	3,016,976

Netherlands - 5.0%
40,000	Akzo Nobel NV (a)	2,391,642
161,271	Royal Dutch Shell PLC, Class A Shares	4,521,186
129,616	Unilever NV, CVA (a)	3,983,786

	Total Netherlands	10,896,614

Norway - 1.7%
42,128	Fred. Olsen Energy ASA (a)	1,641,620
93,654	Statoil ASA (a)	2,098,513

	Total Norway	3,740,133

Singapore - 1.1%
215,000	DBS Group Holdings Ltd. (a)	2,168,943
35,000	Haw Par Corp., Ltd. (a)	140,175

	Total Singapore	2,309,118

South Korea - 1.0%
14,479	SK Telecom Co., Ltd. (a)	2,271,487

Spain - 0.0%
7,229	Clinica Baviera SA (a)*	88,641

Switzerland - 8.4%
56,800	Credit Suisse Group AG, Registered Shares (a)	2,463,533
33,600	Lonza Group AG, Registered Shares (a)	2,371,880
65,000	Novartis AG, Registered Shares (a)	3,483,546
18,222	Roche Holding AG (a)	3,062,192
6,048	Swisscom AG (a)	2,201,237
54,900	Transocean Ltd. *	4,652,226
31	UBS AG, Registered Shares (a)*	403

	Total Switzerland	18,235,017

United Kingdom - 14.2%
97,300	Amdocs Ltd. *	2,781,807
53,800	Anglo American PLC (a)*	1,955,322

See Notes to Schedule of Investments.

Legg Mason Global Currents International All Cap Opportunity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
United Kingdom - 14.2% (continued)
499,348	Barclays PLC (a)	$2,142,051
169,500	BG Group PLC (a)	3,109,210
108,900	Carnival PLC (a)*	3,929,264
370,500	easyJet PLC (a)*	2,301,032
331,952	F&C Asset Management PLC (a)	367,946
7,356	Halfords Group PLC (a)	44,530
496,000	Home Retail Group PLC (a)	2,016,344
209,021	HSBC Holdings PLC (a)	2,243,943
75,300	Lonmin PLC (a)*	2,168,199
357,200	Persimmon PLC (a)*	2,464,915
153,743	Southern Cross Healthcare Ltd. (a)*	374,419
1,268,162	Vodafone Group PLC (a)	2,728,908
729,600	William Hill PLC (a)	2,326,482

	Total United Kingdom	30,954,372

	TOTAL COMMON STOCKS (Cost - $192,136,985)	202,960,140

RIGHTS - 0.0%
Belgium - 0.0%
113,900	Fortis, Expires 7/4/14 (a)(b)* (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $192,136,985)	202,960,140

Face Amount
SHORT-TERM INVESTMENT - 4.4%
Repurchase Agreement - 4.4%
$9,676,000	State Street Bank & Trust Co., repurchase agreement dated 1/29/10, 0.010% due 2/1/10; Proceeds at maturity - $9,676,008; (Fully collateralized by U.S. Treasury Bill, 0.000% due 7/22/10; Market value - $9,873,084) (Cost - $9,676,000)	9,676,000

	TOTAL INVESTMENTS - 97.4% (Cost - $201,812,985#)	212,636,140
	Other Assets in Excess of Liabilities - 2.6%	5,741,675

	TOTAL NET ASSETS - 100.0%	$218,377,815

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

Legg Mason Global Currents International All Cap Opportunity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Summary of Investments by Sector **

Financials	15.8%
Consumer Discretionary	14.7
Information Technology	10.5
Industrials	10.3
Health Care	9.5
Consumer Staples	9.1
Energy	9.0
Telecommunication Services	7.5
Materials	7.0
Utilities	2.0
Short-Term Investment	4.6
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Global Currents International All Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$3,016,976	$28,335,838	—	$31,352,814
Consumer staples	2,249,123	17,139,019	—	19,388,142
Energy	12,374,428	6,849,576	—	19,224,004
Financials	—	33,542,049	—	33,542,049
Health care	3,136,616	17,135,373	—	20,271,989
Industrials	1,082,182	20,797,442	—	21,879,624
Information technology	5,202,959	17,159,303	—	22,362,262
Materials	5,119,600	9,711,638	—	14,831,238
Telecommunication services	2,237,306	13,614,768	—	15,852,074
Utilities	—	4,255,944		4,255,944
Rights	—	—	$0	0

Total long-term investments	$34,419,190	$168,540,950	$0	$202,960,140

Short-term investment†	—	9,676,000	—	9,676,000

Total investments	$34,419,190	$178,216,950	$0	$212,636,140

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	RIGHTS
Balance as of October 31, 2009	$0
Accrued premium/discounts	—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation) [1]	0
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of January 31, 2010	$0

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2010 [1]	$0

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(a) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,756,171
Gross unrealized depreciation	(9,933,016)

Net unrealized appreciation	$10,823,155

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	March 23, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	March 23, 2010